UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-203

MASSACHUSETTS INVESTORS TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

Massachusetts Investors Trust

CONTACT INFORMATION BACK COVER

Note to Shareholders: At the close of business on April 18, 2008, Class R shares and Class R2 shares converted into Class R3 shares.

Following this conversion, Class R3, Class R4, and Class R5 shares were renamed Class R2, Class R3, and Class R4 shares, respectively.

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

6/30/08

MIT-SEM

LETTER FROM THE CEO

Dear Shareholders:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
TOTAL S.A., ADR	3.1%
Exxon Mobil Corp.	2.9%
Hess Corp.	2.7%
Lockheed Martin Corp.	2.7%
International Business Machines Corp.	2.5%
Roche Holding AG	2.2%
Intel Corp.	2.0%
Johnson & Johnson	2.0%
Abbott Laboratories	2.0%
Nestle S.A.	2.0%

Equity sectors
Energy	14.8%
Health Care	14.3%
Financial Services	14.0%
Consumer Staples	13.4%
Technology	12.1%
Utilities & Communications	7.2%
Industrial Goods & Services	7.0%
Leisure	4.4%
Retailing	4.3%
Basic Materials	4.3%
Special Products & Services	2.2%
Transportation	0.6%
Autos & Housing	0.6%

Percentages are based on net assets as of 6/30/08.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

January 1, 2008 through June 30, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
A	Actual	0.88%	$1,000.00	$915.66	$4.19
	Hypothetical (h)	0.88%	$1,000.00	$1,020.49	$4.42
B	Actual	1.53%	$1,000.00	$912.94	$7.28
	Hypothetical (h)	1.53%	$1,000.00	$1,017.26	$7.67
C	Actual	1.53%	$1,000.00	$912.87	$7.28
	Hypothetical (h)	1.53%	$1,000.00	$1,017.26	$7.67
I	Actual	0.53%	$1,000.00	$917.51	$2.53
	Hypothetical (h)	0.53%	$1,000.00	$1,022.23	$2.66
R1	Actual	1.57%	$1,000.00	$912.72	$7.47
	Hypothetical (h)	1.57%	$1,000.00	$1,017.06	$7.87
R2 (formerly R3)	Actual	1.03%	$1,000.00	$915.18	$4.90
	Hypothetical (h)	1.03%	$1,000.00	$1,019.74	$5.17
R3 (formerly R4)	Actual	0.78%	$1,000.00	$916.70	$3.72
	Hypothetical (h)	0.78%	$1,000.00	$1,020.98	$3.92
R4 (formerly R5)	Actual	0.53%	$1,000.00	$917.61	$2.53
	Hypothetical (h)	0.53%	$1,000.00	$1,022.23	$2.66
529A	Actual	1.06%	$1,000.00	$914.92	$5.05
	Hypothetical (h)	1.06%	$1,000.00	$1,019.59	$5.32
529B	Actual	1.71%	$1,000.00	$912.13	$8.13
	Hypothetical (h)	1.71%	$1,000.00	$1,016.36	$8.57
529C	Actual	1.71%	$1,000.00	$911.88	$8.13
	Hypothetical (h)	1.71%	$1,000.00	$1,016.36	$8.57

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Effective March 1, 2008 the fund’s Class R1 retirement plan administration and services fee was terminated and the Class R1 distribution fee was increased (as described in Note 3 of the Notes to the Financial Statements). Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 1.54%; the actual expenses paid during the period would have been approximately $7.33; and the hypothetical expenses paid during the period would have been approximately $7.72.

Expense Table – continued

Effective April 1, 2008 the fund’s Class 529A, Class 529B, and Class 529C shares program manager fee was reduced (as described in Note 3 of the Notes to Financial Statements). Had this fee change been in effect throughout the entire six month period, the annualized expense ratio would have been .99%, 1.64%, and 1.64% for Class 529A, Class 529B, and Class 529C shares, respectively; the actual expenses paid during the period would have been approximately $4.72, $7.80, and $7.80 for Class 529A, Class 529B, and Class 529C shares, respectively; and the hypothetical expenses paid during the period would have been approximately $4.97, $8.22, and $8.22 for Class 529A, Class 529B, and Class 529C shares, respectively.

PORTFOLIO OF INVESTMENTS

6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.2%
Issuer	Shares/Par	Value ($)

Aerospace - 4.4%
Lockheed Martin Corp.	1,000,430	$98,702,424
United Technologies Corp.	1,045,850	64,528,945

		$163,231,369
Alcoholic Beverages - 1.6%
Diageo PLC	3,322,780	$61,076,499

Apparel Manufacturers - 1.3%
NIKE, Inc., “B”	804,920	$47,981,281

Automotive - 0.6%
Bayerische Motoren Werke AG	445,060	$21,366,402

Biotechnology - 3.5%
Amgen, Inc. (a)	702,660	$33,137,446
Genzyme Corp. (a)	893,820	64,372,916
Gilead Sciences, Inc. (a)	588,540	31,163,193

		$128,673,555
Broadcasting - 2.8%
News Corp., “A”	1,274,880	$19,174,195
Viacom, Inc., “B” (a)	891,274	27,219,508
Walt Disney Co.	1,897,330	59,196,696

		$105,590,399
Brokerage & Asset Managers - 2.5%
Charles Schwab Corp.	1,633,970	$33,561,744
Franklin Resources, Inc.	159,390	14,608,093
Goldman Sachs Group, Inc.	223,600	39,107,640
Lehman Brothers Holdings, Inc.	330,920	6,555,525

		$93,833,002
Business Services - 2.2%
Amdocs Ltd. (a)	1,673,560	$49,236,135
Visa, Inc., “A”	408,660	33,228,145

		$82,464,280

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - 2.0%
3M Co.	653,800	$45,497,942
PPG Industries, Inc.	512,500	29,402,125

		$74,900,067
Computer Software - 1.9%
Oracle Corp. (a)	3,275,720	$68,790,120

Computer Software - Systems - 4.1%
EMC Corp. (a)	4,039,300	$59,337,317
International Business Machines Corp.	784,700	93,010,491

		$152,347,808
Consumer Goods & Services - 5.1%
Colgate-Palmolive Co.	562,710	$38,883,261
International Flavors & Fragrances, Inc. (l)	656,400	25,638,984
Procter & Gamble Co.	1,175,686	71,493,466
Reckitt Benckiser Group PLC	1,067,243	54,082,596

		$190,098,307
Electrical Equipment - 1.8%
Danaher Corp.	571,700	$44,192,410
Rockwell Automation, Inc.	543,680	23,775,126

		$67,967,536
Electronics - 4.3%
Intel Corp.	3,550,140	$76,257,007
National Semiconductor Corp. (l)	1,334,200	27,404,468
Samsung Electronics Co. Ltd., GDR	163,795	48,028,300
SanDisk Corp. (a)	352,420	6,590,254

		$158,280,029
Energy - Independent - 0.8%
EOG Resources, Inc.	220,160	$28,884,992

Energy - Integrated - 10.0%
Exxon Mobil Corp.	1,240,040	$109,284,725
Hess Corp.	808,930	102,078,877
Marathon Oil Corp.	798,700	41,428,569
TOTAL S.A., ADR	1,371,350	116,935,015

		$369,727,186

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 4.9%
General Mills, Inc.	703,500	$42,751,695
Nestle S.A.	1,611,080	72,912,842
PepsiCo, Inc.	1,037,986	66,005,530

		$181,670,067
Gaming & Lodging - 1.6%
Carnival Corp. (l)	968,040	$31,906,598
International Game Technology	483,300	12,072,834
Ladbrokes PLC	3,410,772	17,336,272

		$61,315,704
General Merchandise - 1.1%
Kohl’s Corp. (a)	501,100	$20,064,044
Macy’s, Inc.	1,153,410	22,399,222

		$42,463,266
Insurance - 3.1%
Genworth Financial, Inc., “A”	1,460,370	$26,009,190
MetLife, Inc.	1,069,500	56,437,515
Travelers Cos., Inc.	771,560	33,485,704

		$115,932,409
Machinery & Tools - 0.8%
Eaton Corp.	337,900	$28,711,363

Major Banks - 6.6%
Bank of America Corp.	1,613,150	$38,505,890
Bank of New York Mellon Corp.	1,491,706	56,431,238
JPMorgan Chase & Co.	1,962,190	67,322,739
State Street Corp.	1,018,000	65,141,820
Wells Fargo & Co.	808,656	19,205,580

		$246,607,267
Medical Equipment - 3.6%
Boston Scientific Corp. (a)	1,288,850	$15,839,967
Medtronic, Inc. (l)	1,352,230	69,977,903
Zimmer Holdings, Inc. (a)	701,040	47,705,772

		$133,523,642
Natural Gas - Distribution - 0.9%
Questar Corp.	496,400	$35,264,256

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Network & Telecom - 1.8%
Cisco Systems, Inc. (a)	1,990,871	$46,307,659
Nokia Corp., ADR	792,300	19,411,350

		$65,719,009
Oil Services - 4.0%
Halliburton Co.	836,800	$44,408,976
National Oilwell Varco, Inc. (a)	534,700	47,438,584
Noble Corp.	887,960	57,681,882

		$149,529,442
Other Banks & Diversified Financials - 1.8%
American Express Co.	829,000	$31,228,430
New York Community Bancorp, Inc. (l)	295,800	5,277,072
Sovereign Bancorp, Inc.	3,915,400	28,817,344

		$65,322,846
Pharmaceuticals - 7.2%
Abbott Laboratories	1,380,990	$73,151,040
Johnson & Johnson	1,161,678	74,742,363
Merck & Co., Inc.	998,000	37,614,620
Roche Holding AG	448,064	80,527,107

		$266,035,130
Specialty Chemicals - 2.3%
Linde AG (l)	315,800	$44,291,200
Praxair, Inc.	437,510	41,230,942

		$85,522,142
Specialty Stores - 1.9%
Nordstrom, Inc. (l)	772,400	$23,403,720
Staples, Inc.	2,008,760	47,708,050

		$71,111,770
Telecommunications - Wireless - 1.3%
America Movil S.A.B. de C.V., “L”, ADR	233,200	$12,301,300
Rogers Communications, Inc., “B”	912,500	35,472,412

		$47,773,712
Telephone Services - 1.9%
AT&T, Inc.	2,083,600	$70,196,484

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Tobacco - 1.8%
Altria Group, Inc.	943,480	$19,397,949
Philip Morris International, Inc.	943,480	46,598,477

		$65,996,426
Trucking - 0.6%
FedEx Corp.	282,090	$22,225,871

Utilities - Electric Power - 3.1%
Entergy Corp.	218,730	$26,352,590
Exelon Corp.	665,140	59,835,994
FPL Group, Inc.	464,800	30,481,584

		$116,670,168
Total Common Stocks (Identified Cost, $3,290,686,105)		$3,686,803,806

Collateral for Securities Loaned - 1.6%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	57,581,753	$57,581,753

Repurchase Agreements - 1.0%
Merrill Lynch, 2.50%, dated 6/30/08, due 7/01/08, total to be received $36,795,555 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Cost	$36,793,000	$36,793,000
Total Investments (Identified Cost, $3,385,060,858)		$3,781,178,559

Other Assets, Less Liabilities - (1.8)%		(65,525,730)
Net Assets - 100.0%		$3,715,652,829

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 6/30/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value, including $55,975,792 of securities on loan (identified cost, $3,385,060,858)	$3,781,178,559
Cash	401
Receivable for investments sold	26,524,434
Receivable for fund shares sold	747,469
Interest and dividends receivable	2,744,911
Other assets	320,512
Total assets		$3,811,516,286
Liabilities
Payable for investments purchased	$26,824,286
Payable for fund shares reacquired	9,293,988
Collateral for securities loaned, at value (c)	57,581,753
Payable to affiliates
Management fee	134,757
Shareholder servicing costs	1,178,911
Distribution and service fees	179,932
Administrative services fee	5,067
Program manager fees	44
Payable for independent trustees’ compensation	302,968
Accrued expenses and other liabilities	361,751
Total liabilities		$95,863,457
Net assets		$3,715,652,829
Net assets consist of
Paid-in capital	$3,257,954,640
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	396,108,923
Accumulated net realized gain (loss) on investments and foreign currency transactions	39,498,311
Undistributed net investment income	22,090,955
Net assets		$3,715,652,829
Shares of beneficial interest outstanding		196,046,562

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$2,978,958,356
Shares outstanding	156,260,993
Net asset value per share		$19.06
Offering price per share (100/94.25 × net asset value per share)		$20.22
Class B shares
Net assets	$329,990,031
Shares outstanding	17,827,128
Net asset value and offering price per share		$18.51
Class C shares
Net assets	$228,419,283
Shares outstanding	12,421,222
Net asset value and offering price per share		$18.39
Class I shares
Net assets	$104,642,729
Shares outstanding	5,580,640
Net asset value, offering price, and redemption price per share		$18.75
Class R1 shares
Net assets	$8,974,106
Shares outstanding	491,620
Net asset value, offering price, and redemption price per share		$18.25
Class R2 shares (formerly Class R3 shares)
Net assets	$37,999,189
Shares outstanding	2,052,842
Net asset value, offering price, and redemption price per share		$18.51
Class R3 shares (formerly Class R4 shares)
Net assets	$22,568,866
Shares outstanding	1,188,674
Net asset value, offering price, and redemption price per share		$18.99
Class R4 shares (formerly Class R5 shares)
Net assets	$62,948
Shares outstanding	3,276
Net asset value, offering price, and redemption price per share		$19.22

Statement of Assets and Liabilities (unaudited) – continued

Class 529A shares
Net assets	$2,108,895
Shares outstanding	112,344
Net asset value and redemption price per share		$18.77
Offering price per share (100/94.25 × net asset value per share)		$19.92
Class 529B shares
Net assets	$408,437
Shares outstanding	22,681
Net asset value and offering price per share		$18.01
Class 529C shares
Net assets	$1,519,989
Shares outstanding	85,142
Net asset value and offering price per share		$17.85

Shares outstanding are rounded for presentation purposes.

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

(c)	Non-cash collateral is not included.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 6/30/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$40,869,403
Interest	2,324,002
Foreign taxes withheld	(1,381,528)
Total investment income		$41,811,877
Expenses
Management fee	$6,562,060
Distribution and service fees	8,903,996
Program manager fees	3,616
Shareholder servicing costs	3,211,813
Administrative services fee	246,327
Retirement plan administration and services fees	5,574
Independent trustees’ compensation	14,190
Custodian fee	177,737
Shareholder communications	151,568
Auditing fees	23,804
Legal fees	35,436
Miscellaneous	143,076
Total expenses		$19,479,197
Reduction of expenses by investment adviser	(11,653)
Net expenses		$19,467,544
Net investment income		$22,344,333
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$57,672,285
Foreign currency transactions	(75,458)
Net realized gain (loss) on investments and foreign currency transactions		$57,596,827
Change in unrealized appreciation (depreciation)
Investments	$(438,996,725)
Translation of assets and liabilities in foreign currencies	(14,526)
Net unrealized gain (loss) on investments and foreign currency translation		$(439,011,251)
Net realized and unrealized gain (loss) on investments and foreign currency		$(381,414,424)
Change in net assets from operations		$(359,070,091)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 6/30/08 (unaudited)	Year ended 12/31/07
From operations
Net investment income	$22,344,333	$28,043,530
Net realized gain (loss) on investments and foreign currency transactions	57,596,827	345,320,620
Net unrealized gain (loss) on investments and foreign currency translation	(439,011,251)	96,421,179
Change in net assets from operations	$(359,070,091)	$469,785,329
Distributions declared to shareholders
From net investment income
Class A	$(8,525,536)	$(18,526,177)
Class B	(1,129,988)	(690,032)
Class C	(690,442)	(241,329)
Class I	(299,541)	(1,072,344)
Class R (b)	(10,189)	(13,426)
Class R1	(27,079)	(36,450)
Former Class R2 (b)	(11,952)	(25,718)
Class R2 (formerly Class R3)	(97,501)	(200,338)
Class R3 (formerly Class R4)	(59,935)	(132,408)
Class R4 (formerly Class R5)	(174)	(50)
Class 529A	(5,848)	(7,159)
Class 529B	(1,300)	(173)
Class 529C	(4,668)	(853)
From net realized gain on investments
Class A	(35,241,729)	(250,071,637)
Class B	(4,670,993)	(41,293,656)
Class C	(2,854,059)	(20,816,926)
Class I	(1,238,204)	(8,797,792)
Class R (b)	(42,116)	(463,827)
Class R1	(111,936)	(684,370)
Former Class R2 (b)	(49,406)	(298,158)
Class R2 (formerly Class R3)	(403,039)	(2,537,718)
Class R3 (formerly Class R4)	(247,750)	(1,585,720)
Class R4 (formerly Class R5)	(720)	(4,899)
Class 529A	(24,172)	(155,751)
Class 529B	(5,375)	(33,130)
Class 529C	(19,295)	(115,992)
Total distributions declared to shareholders	$(55,772,947)	$(347,806,033)
Change in net assets from fund share transactions	$(233,144,314)	$(598,386,788)
Total change in net assets	$(647,987,352)	$(476,407,492)
Net assets
At beginning of period	4,363,640,181	4,840,047,673
At end of period (including undistributed net investment income of $22,090,955 and $10,610,775, respectively)	$3,715,652,829	$4,363,640,181

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 6/30/08 (unaudited)		Years ended 12/31
Class A			2007	2006	2005	2004	2003

Net asset value, beginning of period	$21.12		$20.71	$18.45	$17.26	$15.62	$12.87
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.16	$0.17	$0.08	$0.11	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	(1.91)		1.99	2.27	1.18	1.68	2.74
Total from investment operations	$(1.79)		$2.15	$2.44	$1.26	$1.79	$2.84
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.12)	$(0.18)	$(0.07)	$(0.15)	$(0.09)
From net realized gain on investments	(0.22)		(1.62)	—	—	—	—
Total distributions declared to shareholders	$(0.27)		$(1.74)	$(0.18)	$(0.07)	$(0.15)	$(0.09)
Net asset value, end of period	$19.06		$21.12	$20.71	$18.45	$17.26	$15.62
Total return (%) (r)(s)(t)	(8.43	)(n)	10.61	13.20	7.29	11.51 (b)	22.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.85	0.91	0.95	0.92	0.94
Expenses after expense reductions (f)	0.88	(a)	0.85	0.91	0.95	0.92	N/A
Net investment income	1.23	(a)	0.73	0.86	0.48	0.68	0.72
Portfolio turnover	12		19	27	41	78	76
Net assets at end of period (000 Omitted)	$2,978,958		$3,412,237	$3,405,335	$3,300,907	$3,457,550	$3,733,720

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/08 (unaudited)		Years ended 12/31
Class B			2007	2006	2005	2004		2003

Net asset value, beginning of period	$20.58		$20.26	$18.02	$16.90	$15.26		$12.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.02	$0.05	$(0.03)	$ 0.00	(w)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(1.85)		1.94	2.19	1.15	1.64		2.68
Total from investment operations	$(1.80)		$1.96	$2.24	$1.12	$1.64		$2.69
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.02)	$—	$—	$ (0.00	)(w)	$—
From net realized gain on investments	(0.22)		(1.62)	—	—	—		—
Total distributions declared to shareholders	$(0.27)		$(1.64)	$—	$—	$(0.00)		$—
Net asset value, end of period	$18.51		$20.58	$20.26	$18.02	$16.90		$15.26
Total return (%) (r)(s)(t)	(8.71	)(n)	9.88	12.43	6.63	10.76	(b)	21.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.51	1.57	1.60	1.57		1.59
Expenses after expense reductions (f)	1.53	(a)	1.51	1.56	1.60	1.57		N/A
Net investment income (loss)	0.56	(a)	0.07	0.24	(0.17)	0.03		0.07
Portfolio turnover	12		19	27	41	78		76
Net assets at end of period (000 Omitted)	$329,990		$475,750	$947,400	$1,481,604	$2,061,959		$2,434,971

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/08 (unaudited)		Years ended 12/31
Class C			2007	2006	2005	2004		2003

Net asset value, beginning of period	$20.45		$20.14	$17.94	$16.82	$15.19		$12.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.02	$0.04	$(0.03)	$0.00	(w)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(1.84)		1.93	2.19	1.15	1.63		2.67
Total from investment operations	$(1.79)		$1.95	$2.23	$1.12	$1.63		$2.68
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.02)	$(0.03)	$—	$—		$—
From net realized gain on investments	(0.22)		(1.62)	—	—	—		—
Total distributions declared to shareholders	$(0.27)		$(1.64)	$(0.03)	$—	$—		$—
Net asset value, end of period	$18.39		$20.45	$20.14	$17.94	$16.82		$15.19
Total return (%) (r)(s)(t)	(8.71	)(n)	9.89	12.42	6.66	10.73	(b)	21.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.50	1.56	1.60	1.57		1.59
Expenses after expense reductions (f)	1.53	(a)	1.50	1.56	1.60	1.57		N/A
Net investment income (loss)	0.57	(a)	0.08	0.22	(0.17)	0.03		0.07
Portfolio turnover	12		19	27	41	78		76
Net assets at end of period (000 Omitted)	$228,419		$272,143	$303,493	$345,272	$424,323		$528,791

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/08 (unaudited)		Years ended 12/31
Class I			2007	2006	2005	2004	2003

Net asset value, beginning of period	$20.74		$20.37	$18.16	$17.04	$15.48	$12.82
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.23	$0.23	$0.14	$0.16	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	(1.87)		1.96	2.23	1.17	1.66	2.71
Total from investment operations	$(1.72)		$2.19	$2.46	$1.31	$1.82	$2.86
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.20)	$(0.25)	$(0.19)	$(0.26)	$(0.20)
From net realized gain on investments	(0.22)		(1.62)	—	—	—	—
Total distributions declared to shareholders	$(0.27)		$(1.82)	$(0.25)	$(0.19)	$(0.26)	$(0.20)
Net asset value, end of period	$18.75		$20.74	$20.37	$18.16	$17.04	$15.48
Total return (%) (r)(s)	(8.25	)(n)	10.99	13.55	7.73	11.86 (b)	22.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	(a)	0.50	0.56	0.60	0.57	0.59
Expenses after expense reductions (f)	0.53	(a)	0.50	0.56	0.60	0.57	N/A
Net investment income	1.58	(a)	1.09	1.21	0.82	1.03	1.07
Portfolio turnover	12		19	27	41	78	76
Net assets at end of period (000 Omitted)	$104,643		$117,852	$127,127	$119,552	$121,966	$107,568

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/08 (unaudited)		Years ended 12/31
Class R1			2007		2006	2005 (i)

Net asset value, beginning of period	$20.30		$20.09		$17.95	$16.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$(0.00	)(w)	$0.02	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.83)		1.92		2.19	1.42
Total from investment operations	$(1.78)		$1.92		$2.21	$1.37
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.09)		$(0.07)	$(0.05)
From net realized gain on investments	(0.22)		(1.62)		—	—
Total distributions declared to shareholders	$(0.27)		$(1.71)		$(0.07)	$(0.05)
Net asset value, end of period	$18.25		$20.30		$20.09	$17.95
Total return (%) (r)(s)	(8.73	)(n)	9.77		12.31	8.24	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)	1.60		1.75	1.80	(a)
Expenses after expense reductions (f)	1.57	(a)	1.59		1.65	1.74	(a)
Net investment income (loss)	0.54	(a)	(0.02)		0.08	(0.34	)(a)
Portfolio turnover	12		19		27	41
Net assets at end of period (000 Omitted)	$8,974		$10,465		$2,299	$1,423

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/08 (unaudited)		Years ended 12/31
Class R2 (formerly Class R3)			2007	2006	2005	2004	2003 (i)

Net asset value, beginning of period	$20.53		$20.24	$18.06	$16.97	$15.48	$14.69
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.09	$0.11	$0.02	$0.04	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(1.85)		1.94	2.21	1.15	1.65	0.90
Total from investment operations	$(1.75)		$2.03	$2.32	$1.17	$1.69	$0.91
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.12)	$(0.14)	$(0.08)	$(0.20)	$(0.12)
From net realized gain on investments	(0.22)		(1.62)	—	—	—	—
Total distributions declared to shareholders	$(0.27)		$(1.74)	$(0.14)	$(0.08)	$(0.20)	$(0.12)
Net asset value, end of period	$18.51		$20.53	$20.24	$18.06	$16.97	$15.48
Total return (%) (r)(s)	(8.48	)(n)	10.28	12.85	6.92	11.03 (b)	6.23	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.15	1.30	1.35	1.31	1.05	(a)
Expenses after expense reductions (f)	1.03	(a)	1.14	1.20	1.32	1.31	N/A
Net investment income	1.08	(a)	0.43	0.55	0.11	0.28	0.63	(a)
Portfolio turnover	12		19	27	41	78	76
Net assets at end of period (000 Omitted)	$37,999		$38,505	$12,222	$4,711	$1,783	$174

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/08 (unaudited)		Years ended 12/31
Class R3 (formerly Class R4)			2007	2006	2005 (i)

Net asset value, beginning of period	$21.02		$20.65	$18.42	$17.01
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.15	$0.15	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(1.89)		1.97	2.28	1.48
Total from investment operations	$(1.76)		$2.12	$2.43	$1.50
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.13)	$(0.20)	$(0.09)
From net realized gain on investments	(0.22)		(1.62)	—	—
Total distributions declared to shareholders	$(0.27)		$(1.75)	$(0.20)	$(0.09)
Net asset value, end of period	$18.99		$21.02	$20.65	$18.42
Total return (%) (r)(s)	(8.33	)(n)	10.51	13.18	8.81	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.89	0.95	1.02	(a)
Expenses after expense reductions (f)	0.78	(a)	0.89	0.95	1.02	(a)
Net investment income	1.33	(a)	0.68	0.75	0.26	(a)
Portfolio turnover	12		19	27	41
Net assets at end of period (000 Omitted)	$22,569		$23,582	$13,576	$1,601

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/08 (unaudited)		Years ended 12/31
Class R4 (formerly Class R5)			2007	2006	2005(i)

Net asset value, beginning of period	$21.25		$20.68	$18.44	$17.01
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.15	$0.16	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	(1.92)		2.06	2.32	1.45
Total from investment operations	$(1.76)		$2.21	$2.48	$1.54
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.02)	$(0.24)	$(0.11)
From net realized gain on investments	(0.22)		(1.62)	—	—
Total distributions declared to shareholders	$(0.27)		$(1.64)	$(0.24)	$(0.11)
Net asset value, end of period	$19.22		$21.25	$20.68	$18.44
Total return (%) (r)(s)	(8.24	)(n)	10.90	13.46	9.04	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	(a)	0.64	0.61	0.69	(a)
Expenses after expense reductions (f)	0.53	(a)	0.64	0.61	0.69	(a)
Net investment income	1.58	(a)	0.96	0.75	0.70	(a)
Portfolio turnover	12		19	27	41
Net assets at end of period (000 Omitted)	$63		$69	$7,735	$55

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/08 (unaudited)		Years ended 12/31
Class 529A			2007	2006	2005	2004	2003

Net asset value, beginning of period	$20.82		$20.45	$18.23	$17.05	$15.46	$12.82
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.10	$0.12	$0.04	$0.07	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(1.88)		1.97	2.23	1.17	1.65	2.71
Total from investment operations	$(1.78)		$2.07	$2.35	$1.21	$1.72	$2.78
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.08)	$(0.13)	$(0.03)	$(0.13)	$(0.14)
From net realized gain on investments	(0.22)		(1.62)	—	—	—	—
Total distributions declared to shareholders	$(0.27)		$(1.70)	$(0.13)	$(0.03)	$(0.13)	$(0.14)
Net asset value, end of period	$18.77		$20.82	$20.45	$18.23	$17.05	$15.46
Total return (%) (r)(s)(t)	(8.51	)(n)	10.32	12.88	7.08	11.20 (b)	21.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.10	1.16	1.20	1.17	1.18
Expenses after expense reductions (f)	1.06	(a)	1.10	1.16	1.20	1.17	N/A
Net investment income	1.05	(a)	0.48	0.61	0.22	0.44	0.51
Portfolio turnover	12		19	27	41	78	76
Net assets at end of period (000 Omitted)	$2,109		$2,261	$1,488	$1,311	$1,143	$702

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/08 (unaudited)		Years ended 12/31
Class 529B			2007	2006	2005	2004	2003

Net asset value, beginning of period	$20.05		$19.82	$17.70	$16.64	$15.07	$12.50
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$(0.04)	$(0.01)	$(0.07)	$(0.03)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.81)		1.91	2.16	1.13	1.61	2.64
Total from investment operations	$(1.77)		$1.87	$2.15	$1.06	$1.58	$2.62
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.02)	$(0.03)	$—	$(0.01)	$(0.05)
From net realized gain on investments	(0.22)		(1.62)	—	—	—	—
Total distributions declared to shareholders	$(0.27)		$(1.64)	$(0.03)	$—	$(0.01)	$(0.05)
Net asset value, end of period	$18.01		$20.05	$19.82	$17.70	$16.64	$15.07
Total return (%) (r)(s)(t)	(8.79	)(n)	9.64	12.16	6.37	10.50 (b)	21.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.74	1.80	1.85	1.82	1.83
Expenses after expense reductions (f)	1.71	(a)	1.74	1.80	1.85	1.82	N/A
Net investment income (loss)	0.41	(a)	(0.17)	(0.06)	(0.42)	(0.21)	(0.15)
Portfolio turnover	12		19	27	41	78	76
Net assets at end of period (000 Omitted)	$408		$481	$208	$136	$132	$93

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/08 (unaudited)		Years ended 12/31
Class 529C			2007	2006	2005	2004	2003

Net asset value, beginning of period	$19.88		$19.67	$17.55	$16.50	$14.95	$12.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$(0.03)	$(0.01)	$(0.07)	$(0.03)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.80)		1.88	2.15	1.12	1.60	2.63
Total from investment operations	$(1.76)		$1.85	$2.14	$1.05	$1.57	$2.61
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.02)	$(0.02)	$—	$(0.02)	$(0.10)
From net realized gain on investments	(0.22)		(1.62)	—	—	—	—
Total distributions declared to shareholders	$(0.27)		$(1.64)	$(0.02)	$—	$(0.02)	$(0.10)
Net asset value, end of period	$17.85		$19.88	$19.67	$17.55	$16.50	$14.95
Total return (%) (r)(s)(t)	(8.81	)(n)	9.61	12.17	6.36	10.55 (b)	21.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.75	1.81	1.85	1.82	1.83
Expenses after expense reductions (f)	1.71	(a)	1.75	1.81	1.85	1.82	N/A
Net investment income (loss)	0.40	(a)	(0.17)	(0.03)	(0.43)	(0.19)	(0.14)
Portfolio turnover	12		19	27	41	78	76
Net assets at end of period (000 Omitted)	$1,520		$1,610	$960	$746	$604	$343

See Notes to Financial Statements

Financial Highlights – continued

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class’ inception, October 31, 2003 (Class R2) and April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

Massachusetts Investors Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less

Notes to Financial Statements (unaudited) – continued

may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single

Notes to Financial Statements (unaudited) – continued

definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$3,360,095,431	$421,083,128	$—	$3,781,178,559
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are

Notes to Financial Statements (unaudited) – continued

collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At June 30, 2008, the value of securities loaned was $55,975,792. These loans were collateralized by cash of $57,581,753 and U.S. Treasury obligations of $107,129.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2008, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$29,057,001
Long-term capital gain	318,749,032
Total distributions	$347,806,033

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$3,385,060,858
Gross appreciation	708,103,893
Gross depreciation	(311,986,192)
Net unrealized appreciation (depreciation)	$396,117,701

As of 12/31/07
Undistributed ordinary income	$10,859,513
Undistributed long-term capital gain	44,899,583
Other temporary differences	(242,990)
Net unrealized appreciation (depreciation)	817,025,121

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, program manager, and retirement plan administration and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following this conversion, Class R3, Class R4, and Class R5 shares were renamed Class R2, Class R3, and Class R4 shares, respectively.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.33% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $61,157 and $576 for the six months ended June 30, 2008, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a

Notes to Financial Statements (unaudited) – continued

service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$5,512,161
Class B	0.75%	0.25%	1.00%	1.00%	1,971,968
Class C	0.75%	0.25%	1.00%	1.00%	1,228,610
Class R (b)	0.25%	0.25%	0.50%	0.50%	5,576
Class R1	0.75%	0.25%	1.00%	0.92%	44,442
Former Class R2 (b)	0.25%	0.25%	0.50%	0.50%	6,436
Class R2 (formerly Class R3)	0.25%	0.25%	0.50%	0.50%	92,214
Class R3 (formerly Class R4)	—	0.25%	0.25%	0.25%	28,711
Class 529A	0.25%	0.25%	0.50%	0.35%	3,753
Class 529B	0.75%	0.25%	1.00%	1.00%	2,239
Class 529C	0.75%	0.25%	1.00%	1.00%	7,886
Total Distribution and Service Fees					$8,903,996

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following this conversion, R3 shares were renamed Class R2 shares.
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended June 30, 2008 based on each class’ average daily net assets. Assets attributable to Class A shares sold prior to January 2, 1991 are subject to a service fee of 0.15% annually. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine. Effective March 1, 2008, the distribution fee rate for Class R1 shares increased from 0.50% to 0.75%.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended June 30, 2008, were as follows:

Amount
Class A	$2,396
Class B	197,932
Class C	5,557
Class 529B	618
Class 529C	11

Notes to Financial Statements (unaudited) – continued

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.10% annually of average daily net assets of the fund’s 529 share classes. Prior to April 1, 2008, the fee was established at 0.25% annually. The program manager fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.17% of average daily net assets of the fund’s 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended June 30, 2008, were as follows:

Amount
Class 529A	$1,855
Class 529B	391
Class 529C	1,370
Total Program Manager Fees	$3,616

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended June 30, 2008, the fee was $1,405,865, which equated to 0.0707% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended June 30, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,805,948.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0124% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

In addition to the administrative services provided by MFS to the fund as described above, prior to March 1, 2008, MFS was responsible for providing certain retirement plan administration and services with respect to certain shares. These services included various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may have been provided directly by MFS or by a third party. MFS generally paid all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended June 30, 2008, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class’ average daily net assets:

Retirement Plan Administration and Services Fees	Effective 1/01/08	Effective 3/01/08	Annual Effective Rate (g)	Total Amount
Class R1	0.35%	—	0.12%	$5,574

(g)	Effective March 1, 2008, the annual retirement plan administration and services fee was eliminated for Class R1 shares.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $5,496. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in a net decrease in expense of $21,336. Both amounts are included in independent trustees’ compensation for the six months ended June 30, 2008. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $229,236 at June 30, 2008, and is included in payable for independent trustees’ compensation.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the Plan) independent trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of certain MFS funds selected by the trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees’ compensation is $66,914 of deferred trustees’ compensation.

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $11,861 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $11,653, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $463,139,702 and $727,940,567, respectively.

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	6,417,118	$127,447,605	31,724,935	$692,091,019
Class B	525,429	10,162,294	1,484,826	31,090,769
Class C	234,086	4,500,685	624,802	13,030,034
Class I	397,842	7,812,831	5,816,948	126,612,328
Class R (b)	42,934	852,802	288,409	6,290,697
Class R1	43,699	838,493	538,226	11,355,772
Former Class R2 (b)	14,416	273,040	229,031	4,912,027
Class R2 (formerly Class R3)	595,138	11,673,637	2,005,475	42,894,407
Class R3 (formerly Class R4)	225,453	4,491,015	1,263,267	27,147,932
Class R4 (formerly Class R5)	—	—	3,123	67,280
Class 529A	8,327	163,780	50,092	1,036,118
Class 529B	1,751	33,162	18,084	360,062
Class 529C	11,713	220,039	39,257	782,541
	8,517,906	$168,469,383	44,086,475	$957,670,986
Shares issued to shareholders in reinvestment of distributions
Class A	1,869,188	$35,383,379	10,505,971	$218,248,505
Class B	283,293	5,218,245	1,871,232	37,734,412
Class C	154,484	2,826,862	833,210	16,753,482
Class I	82,367	1,532,035	481,392	9,824,170
Class R (b)	2,212	41,437	23,237	470,837
Class R1	7,652	138,950	35,882	720,820
Former Class R2 (b)	3,364	61,358	16,065	323,876
Class R2 (formerly Class R3)	27,218	500,540	134,832	2,736,651
Class R3 (formerly Class R4)	16,313	307,510	82,817	1,718,134
Class R4 (formerly Class R5)	47	894	237	4,948
Class 529A	1,610	30,020	7,925	162,706
Class 529B	373	6,675	1,681	33,303
Class 529C	1,348	23,962	5,957	116,874
	2,449,469	$46,071,867	14,000,438	$288,848,718

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(13,592,469)	$(270,559,172)	(45,082,878)	$(987,502,891)
Class B	(6,097,051)	(117,819,178)	(27,003,423)	(569,654,133)
Class C	(1,276,033)	(24,568,768)	(3,219,418)	(67,552,793)
Class I	(581,313)	(11,348,993)	(6,856,966)	(148,875,566)
Class R (b)	(238,156)	(4,750,315)	(960,794)	(20,855,975)
Class R1	(75,135)	(1,425,409)	(173,145)	(3,575,433)
Former Class R2 (b)	(246,156)	(4,795,164)	(65,450)	(1,339,452)
Class R2 (formerly Class R3)	(445,018)	(8,588,865)	(868,641)	(18,176,800)
Class R3 (formerly Class R4)	(174,746)	(3,474,831)	(881,998)	(18,771,890)
Class R4 (formerly Class R5)	—	—	(374,137)	(7,726,263)
Class 529A	(6,178)	(121,503)	(22,206)	(474,893)
Class 529B	(3,454)	(65,655)	(6,271)	(128,821)
Class 529C	(8,925)	(167,711)	(13,032)	(271,582)
	(22,744,634)	$(447,685,564)	(85,528,359)	$(1,844,906,492)
Net change
Class A	(5,306,163)	$(107,728,188)	(2,851,972)	$(77,163,367)
Class B	(5,288,329)	(102,438,639)	(23,647,365)	(500,828,952)
Class C	(887,463)	(17,241,221)	(1,761,406)	(37,769,277)
Class I	(101,104)	(2,004,127)	(558,626)	(12,439,068)
Class R (b)	(193,010)	(3,856,076)	(649,148)	(14,094,441)
Class R1	(23,784)	(447,966)	400,963	8,501,159
Former Class R2 (b)	(228,376)	(4,460,766)	179,646	3,896,451
Class R2 (formerly Class R3)	177,338	3,585,312	1,271,666	27,454,258
Class R3 (formerly Class R4)	67,020	1,323,694	464,086	10,094,176
Class R4 (formerly Class R5)	47	894	(370,777)	(7,654,035)
Class 529A	3,759	72,297	35,811	723,931
Class 529B	(1,330)	(25,818)	13,494	264,544
Class 529C	4,136	76,290	32,182	627,833
	(11,777,259)	$(233,144,314)	(27,441,446)	$(598,386,788)

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $9,632 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7)	Gain Contingency

The fund’s investment adviser, MFS, was the subject of an administrative proceeding concerning market timing which resulted in the Securities and Exchange Commission (the “SEC”) entering an order approving a settlement with MFS and two of its former officers (the “Settlement Order”). Under the terms of the Settlement Order, MFS transferred $175 million in disgorgement and $50 million in penalty (the “Payments”) to a Fair Fund established by the SEC, from which settlement funds will be distributed to current and former shareholders of the fund and certain other affected MFS retail funds. The Payments will be distributed to shareholders in accordance with a plan developed by an independent distribution consultant (the “IDC”) in consultation with MFS and the Board of Trustees of the MFS retail funds. The plan was approved in July 2007 by the SEC. Pursuant to the distribution plan, after the distributions to eligible shareholders have been made, residual amounts, if any, may be available for distribution to the fund and certain other affected MFS retail funds. Payments made by third parties into other settlement funds to remediate harm caused by the third party’s late or excessive trading in certain MFS funds may also become part of the residual amounts. At this time, the residual amounts, if any, cannot be reasonably estimated and the fund has not accrued an estimate for any amounts to be received.

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of Class R1 shares of the Massachusetts Investors Trust, which was held on February 15, 2008, the following actions were taken:

Item 1: To approve an amendment to the current Master Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with respect to Class R1 Shares of the Fund.

Number of Dollars
For	5,344,048.58
Against	0.00
Abstain	354,965.23

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

8 a.m. to 8 p.m. ET

Investment professionals

1-800-343-2829

8 a.m. to 8 p.m. ET

Retirement plan services

1-800-637-1255

8 a.m. to 8 p.m. ET

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Go paperless with eDelivery: Arrange to have MFS® send prospectuses, reports, and proxies directly to your e-mail inbox. You’ll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

Sign up: If your account is registered with us, simply go to mfs.com, log in to your account via MFS® Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MASSACHUSETTS INVESTORS TRUST

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: August 15, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 15, 2008

*	Print name and title of each signing officer under his or her signature.